Schedule Of Earnings Per Share Basic And Diluted Continuing Operation (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 1	$ (18,170,601)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 2	(9,003,233)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 3	(24,087,098)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 4	40,175,439
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 5	34,483,100
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 6	30,601,209
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 7	40,175,439
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 8	34,483,100
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 9	$ 30,601,209
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 10	(0.45)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 11	(0.26)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 12	(0.79)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 13	(0.45)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 14	(0.26)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 15	(0.79)